UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3481

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	2/28/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
February 28, 2007 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--103.6%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.0%
Birmingham Industrial Development
Board, SWDR (American Cast
Iron Co. Project) (LOC;
Southtrust Bank)	3.77	3/7/07	3,825,000 a	3,825,000
Homewood Educational Building
Authority, Educational
Facilities Revenue (Samford
University) (Liquidity
Facility; Southtrust Bank)	3.60	3/1/07	6,420,000 a	6,420,000
The Industrial Development Board
of the City of Fultondale, IDR
(Melsur Corp. Project) (LOC;
Amsouth Bank)	3.80	3/7/07	3,015,000 a	3,015,000
Troy Health Care Authority,
LR (Southeast Alabama Rural
Health Associates Project)
(LOC; Regions Bank)	3.70	3/7/07	2,455,000 a	2,455,000

Alaska--2.4%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue, Refunding
(Insured; AMBAC and Liquidity
Facility; State Street Bank
and Trust Co.)	3.66	3/1/07	10,000,000 a	10,000,000
Valdez,
Marine Terminal Revenue,
Refunding (BP Pipelines Inc.
Project)	3.63	3/1/07	9,200,000 a	9,200,000

Arizona--1.6%
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Citibank NA)	3.70	3/7/07	7,000,000 a	7,000,000
Roaring Fork Municipal Products
LLC (Pima County Industrial
Development Authority) (GIC;
Trinity Funding Corporation
and Liquidity Facility; The
Bank of New York)	3.80	3/7/07	5,291,000 a,b	5,291,000

Arkansas--.8%
Arkansas Development Finance
Authority, MFHR (Chapelridge
of Cabot Housing Project)
(LOC; Regions Bank)	3.73	3/7/07	6,675,000 a	6,675,000

California--2.3%
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.75	3/7/07	18,137,707 a,b	18,137,708

Colorado--4.9%
City and County of Denver,
MFHR (Broadway Plaza Lofts
Project) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch)	3.76	3/7/07	5,915,000 a,b	5,915,000
Colorado Education Loan Program,
TRAN	3.75	8/3/07	8,000,000	8,006,450
Colorado Educational and Cultural
Facilities Authority, Revenue
(EOP Charlotte JW, LLC
Project) (LOC; KBC Bank)	3.70	3/7/07	10,000,000 a	10,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(Vail Mountain School Project)
(LOC; Key Bank)	3.73	3/7/07	5,000,000 a	5,000,000
Morgan Keegan Municipal Products
Incoporated Trust (City and
County of Denver) (Liquidity
Facility; Lloyds TSB Bank PLC
and LOC; Ixis Corporate and
Investment Bank)	3.75	3/7/07	10,000,000 a,b	10,000,000

District of Columbia--2.2%
Bank of New York Municipal
Certificates Trust, Revenue
(District of Columbia Housing
Finance Agency) (GIC; Trinity
Funding Corporation and
Liquidity Facility; The Bank
of New York)	3.77	3/7/07	11,035,000 a,b	11,035,000
Bank of New York Municipal
Certificates Trust, Revenue
(District of Columbia Housing
Finance Agency) (GIC; Trinity
Plus Funding Corporation and
Liquidity Facility; The Bank
of New York)	3.77	3/7/07	6,440,500 a,b	6,440,500

Florida--6.2%
Alachua County Health Facilities
Authority, Continuing Care
Retirement Community Revenue,
Refunding (Oak Hammock at the
University of Florida Project)
(LOC; BNP Paribas)	3.64	3/1/07	6,000,000 a	6,000,000
Bay County Housing Finance
Authority, SFMR (Merlots

Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	3.61	3/7/07	2,380,000 a,b	2,380,000
Dade County Industrial Development
Authority, IDR (Spectrum
Programs, Inc. Project) (LOC;
Bank of America)	3.72	3/7/07	435,000 a	435,000
Gainesville,
Utilities System Revenue
(Liquidity Facility; SunTrust
Bank)	3.64	3/1/07	4,000,000 a	4,000,000
Gulf Breeze,
Healthcare Facilities Revenue
(Heritage Healthcare Project)
(Liquidity Facility; AIG
SunAmerica Assurance)	3.85	3/7/07	3,470,000 a	3,470,000
Hillsborough County Aviation
Authority, Revenue, CP (LOC;
Landesbank Baden-Wurttemberg)	3.70	5/10/07	3,000,000	3,000,000
Jacksonville Economic Development
Commission, Special Facility
Airport Revenue (Holland
Sheltair Aviation Group-Fort
Lauderdale Project) (LOC; Bank
of America)	3.72	3/7/07	1,000,000 a	1,000,000
Jacksonville Health Facilities
Authority, HR (Baptist Medical
Center Project) (LOC; Bank of
America)	3.63	3/1/07	7,950,000 a	7,950,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	3.57	4/10/07	16,700,000	16,700,000
Miami-Dade County Industrial
Development Authority, IDR
(Tarmac America Project) (LOC;
Bank of America)	3.72	3/7/07	3,200,000 a	3,200,000
Pinellas County Industry Council,
Revenue (Chi Chi Rodriguez
Youth Foundation Project)
(LOC; Bank of America)	3.72	3/7/07	500,000 a	500,000

Georgia--7.1%
Atlanta Urban Residential Finance
Authority, MFHR (Lindbergh
City Center Apartments
Project) (LOC; Regions Bank)	3.72	3/7/07	5,000,000 a	5,000,000
Columbia County Development
Authority, Private Schools
Revenue (Augusta Preparatory
Project) (LOC; Wachovia Bank)	3.72	3/7/07	3,100,000 a	3,100,000
Fulton County Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital

Services)	3.74	3/7/07	15,000,000 a,b	15,000,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	3.68	3/9/07	9,800,000	9,800,000
Roaring Fork Municipal Products
LLC (Gwinnett County Housing
Authority) (Liquidity
Facility; The Bank of New York
and LOC; FNMA)	3.78	3/7/07	6,065,000 a,b	6,065,000
Roswell Housing Authority,
MFHR (Park Ridge Apartments
Project) (Insured; FNMA)	3.72	3/7/07	8,200,000 a	8,200,000
Savannah Housing Authority,
MFHR (Bradley Pointe
Apartments Project) (LOC; Key
Bank)	3.71	3/7/07	3,500,000 a	3,500,000
Willacoochee Development
Authority, PCR (Langboard Inc.
Project) (LOC; SunTrust Bank)	3.71	3/7/07	5,000,000 a	5,000,000

Hawaii--1.0%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaii Pacific Health
Obligated Group) (Liquidity
Facility; Goldman Sachs and
Company and LOC; Goldman Sachs
Group)	3.71	3/7/07	8,000,000 a,b	8,000,000

Idaho--1.3%
Idaho Health Facilities Authority,
Revenue (Saint Lukes Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	3.64	3/1/07	9,890,000 a	9,890,000

Illinois--5.5%
Chicago,
Collateralized SFMR	3.85	12/5/07	6,500,000	6,500,000
Chicago,
Collateralized SFMR	3.87	3/6/08	8,000,000 c	8,000,000
Chicago O'Hare International
Airport, Special Facility
Revenue (O'Hare Technical
Center II Project) (LOC;
ABN-AMRO)	3.73	3/7/07	8,000,000 a	8,000,000
Illinois Development Finance
Authority, IDR (Cloverhill
Pastry Vend Corporation) (LOC;
JPMorgan Chase Bank)	3.76	3/7/07	2,640,000 a	2,640,000
Illinois Development Finance
Authority, IDR (Durex
Industries Project) (LOC;
ABN-AMRO)	3.73	3/7/07	4,000,000 a	4,000,000

Illinois Educational Facilities
Authority, Revenue (Aurora
University) (LOC; Fifth Third
Bank)	3.58	3/7/07	4,000,000 a	4,000,000
Roaring Fork Municipal Products
LLC (Insured; FSA and
Liquidity Facility; The Bank
of New York)	3.80	3/7/07	10,290,000 a,b	10,290,000

Indiana--.8%
Indiana Finance Authority,
Revenue (Lutheran Child) (LOC;
National City Bank)	3.72	3/7/07	5,500,000 a	5,500,000
Indiana Housing Finance Authority,
SFMR (Merlots Program)
(Insured: FNMA and GNMA and
Liquidity Facility; Wachovia
Bank)	3.61	3/7/07	895,000 a,b	895,000

Iowa--.9%
Louisa County,
PCR, Refunding (Midwest Power
Systems Inc. Project)	3.58	3/7/07	7,000,000 a	7,000,000

Kansas--2.6%
Kansas Development Finance
Authority, MFHR (Delaware
Highlands Assisted Living
Project) (LOC; FHLB)	3.75	3/7/07	2,500,000 a	2,500,000
Midwest Tax-Exempt Bond Grantor
Trust (LOC; Huntington NB)	3.99	3/7/07	7,075,450 a,b	7,075,450
Mission,
MFHR, Refunding (The Falls
Apartments Project) (Insured;
FNMA)	3.75	3/7/07	6,000,000 a	6,000,000
Unified Government of Wyandotte
County/Kansas City, Municipal
Temporary Notes	3.60	11/1/07	5,000,000	5,000,000

Kentucky--5.6%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.78	3/7/07	34,200,000 a	34,200,000
Kentucky Economic Development
Finance Authority, Health
Facilities Revenue (Kentucky
Easter Seal Society Project)
(LOC; Bank One)	3.73	3/7/07	2,100,000 a	2,100,000
Kentucky Economic Development
Finance Authority, Industrial
Building Revenue (Republic
Services Inc. Project) (LOC;
Bank One)	3.73	3/7/07	6,100,000 a	6,100,000

Lexington-Fayette Urban County
Government, IDR (YMCA Central
Kentucky Inc. Project) (LOC;
Bank One)	3.58	3/7/07	1,600,000 a	1,600,000

Louisiana--.6%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue
(Northwestern State University
Student Housing Project) (LOC;
Regions Bank)	3.73	3/7/07	2,750,000 a	2,750,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties Inc.
Project) (LOC; Bank One)	3.95	3/7/07	1,600,000 a	1,600,000

Maryland--2.0%
Frederick County,
Revenue (Homewood Inc.
Facility) (LOC; M&T Bank)	3.75	3/7/07	9,100,000 a	9,100,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Bank)	3.90	3/7/07	3,395,000 a	3,395,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Bank)	3.75	3/7/07	3,520,000 a	3,520,000

Massachusetts--2.0%
Massachusetts,
Consolidated Loan (LOC; Bank
of America)	3.66	3/1/07	5,500,000 a	5,500,000
Massachusetts,
CP (LOC; Dexia Credit Locale)	3.59	3/5/07	6,500,000	6,500,000
Massachusetts Housing Finance
Agency, SFHR Notes	3.60	5/1/07	4,000,000	4,000,000

Michigan--.8%
Kent Hospital Finance Authority,
LOR (Pine Rest Christian
Mental Health Services
Project) (LOC; Fifth Third
Bank)	3.67	3/7/07	4,000,000 a	4,000,000
Michigan Strategic Fund,
LOR (D&R Paint Co. Project)
(LOC; Fifth Third Bank)	3.76	3/7/07	2,465,000 a	2,465,000

Minnesota--2.5%
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	4.75	9/1/07	8,500,000	8,543,563

Roaring Fork Municipal Products
LLC (Liquidity Facility; The
Bank of New York)	3.80	3/7/07	7,925,000 a,b	7,925,000
Saint Paul Housing and
Redevelopment Authority, MFHR,
Refunding (Hampden Square
Apartments) (LOC; FNMA)	3.80	3/7/07	2,840,000 a	2,840,000

Mississippi--.4%
Mississippi Business Finance
Corporation, IDR (Bruce
Furniture Industries Project)
(LOC; Wachovia Bank)	3.77	3/7/07	3,500,000 a	3,500,000

Missouri--.4%
Kansas City Industrial Development
Authority, Revenue
(Alphapointe Association for
the Blind) (LOC; U.S. Bank NA)	3.74	3/7/07	3,385,000 a	3,385,000

Nevada--1.8%
Clark County,
IDR (Southwest Gas Corp.
Project) (LOC; Bank of America)	3.65	3/7/07	6,000,000 a	6,000,000
Nevada System of Higher Education,
University Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance
Inc.)	3.70	3/7/07	8,110,000 a,b	8,110,000

New Hampshire--.1%
New Hampshire Housing Finance
Authority, SFHR (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	3.61	3/7/07	415,000 a,b	415,000

New Mexico--.8%
Santa Fe,
Educational Facilities
Refunding and Improvement
Revenue (College of Santa Fe
Project) (Insured; Radian
Group and Liquidity Facility;
Royal Bank of Canada)	3.70	3/7/07	6,250,000 a	6,250,000

New York--.4%
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.71	3/7/07	3,280,000 a,b	3,280,000

North Carolina--2.4%
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	3.56	3/7/07	5,000,000 a,b	5,000,000
North Carolina State Education
Assistance Authority, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility; Branch
Banking and Trust Co.)	3.70	3/7/07	10,000,000 a	10,000,000
Robeson County Industrial
Facilities and Pollution
Control Finance Authority, IDR
(CB Systems, LLC Project)
(LOC; Wachovia Bank)	3.77	3/7/07	3,730,000 a	3,730,000

Ohio--4.5%
Athens County Port Authority,
Housing Revenue (Housing for
Ohio Inc. Project) (LOC;
Wachovia Bank)	3.70	3/7/07	2,000,000 a	2,000,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	3.74	3/7/07	20,000,000 a,b	20,000,000
Lima,
HR (Lima Memorial Hospital
Project) (LOC; Bank One)	3.73	3/7/07	2,075,000 a	2,075,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	3.73	3/7/07	1,900,000 a	1,900,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	3.73	3/7/07	500,000 a	500,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; Bank One)	3.95	3/7/07	965,000 a	965,000
Zanesville-Muskingum County Port
Authority, EDR, Refunding
(Grove City Church of the
Nazarene Project) (LOC;
National City Bank)	3.72	3/7/07	7,630,000 a	7,630,000

Oklahoma--.6%
Muskogee Medical Center Authority,

Revenue (LOC; Bank of America)	3.72	3/7/07	4,850,000 a	4,850,000

Oregon--1.5%
Roaring Fork Municipal Products
LLC (Port of Portland)
(Insured; FGIC and Liquidity
Facility; The Bank of New York)	3.80	3/7/07	7,650,000 a,b	7,650,000
Washington County Housing
Authority, MFHR (Cedar Mill
Project) (LOC; M&T Bank)	3.80	3/7/07	3,995,000 a	3,995,000

Pennsylvania--6.7%
Berks County Industrial
Development Authority, Revenue
(EJB Paving and Materials Co.
Project) (LOC; Wachovia Bank)	3.82	3/7/07	845,000 a	845,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wachovia Bank)	3.72	3/7/07	2,500,000 a	2,500,000
Dauphin County General Authority,
Revenue (Education and Health
Loan Program) (Insured; AMBAC
and Liquidity Facility;
JPMorgan Chase Bank)	3.70	3/7/07	4,135,000 a	4,135,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program)
(Insured; FSA and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)	3.53	3/7/07	3,500,000 a	3,500,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.68	3/7/07	25,000,000 a	25,000,000
East Hempfield Township Industrial
Development Authority, IDR
(Mennonite Home Project) (LOC;
M&T Bank)	3.70	3/7/07	11,700,000 a	11,700,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.55	3/7/07	4,800,000 a	4,800,000

South Carolina--2.0%
South Carolina Association of
Governmental Organizations,
COP, TAN	4.25	4/13/07	10,000,000	10,003,766
South Carolina Public Service
Authority, Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance
Inc.)	3.70	3/7/07	5,545,000 a,b	5,545,000

South Dakota--1.1%
South Dakota Housing Development
Authority, SFMR (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Pallas Capital Corporation)	3.78	3/7/07	8,885,000 a,b	8,885,000

Tennessee--3.7%
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, MFHR (The
Fountain Apartments Project)
(LOC; Fifth Third Bank)	3.76	3/7/07	10,000,000 a	10,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	3.64	3/1/07	3,070,000 a	3,070,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; DEPFA
Bank PLC)	3.63	3/1/07	8,540,000 a	8,540,000
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue (Liquidity Facility;
Merrill Lynch Capital Services)	3.71	3/7/07	7,615,000 a,b	7,615,000

Texas--10.5%
Harris County Health Facilities
Development Corporation,
Revenue (The Methodist
Hospital System)	3.64	3/1/07	6,700,000 a	6,700,000
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (LOC; DEPFA Bank
PLC)	3.70	8/15/07	5,000,000	5,000,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.66	3/15/07	6,500,000	6,500,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.63	3/12/07	15,000,000	15,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.60	3/13/07	11,000,000	11,000,000
Houston Industrial Development
Corporation, Air Cargo Revenue
(Aero Houston East, LP
Project) (LOC; Bank One)	3.75	3/7/07	4,730,000 a	4,730,000
North Central Texas Health
Facilities Development
Corporation, Revenue, CP

(Methodist Hospital) (Insured;
AMBAC and Liquidity Facility;
Dexia Credit Locale)	3.62	5/2/07	10,000,000	10,000,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF
Corporation Project)	3.72	4/9/07	5,000,000	5,000,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Pebble Brooke) (GIC;
AIG Funding Inc.)	3.90	3/7/07	7,000,000 a,b	7,000,000
Texas Department of Housing and
Community Affairs, MFHR (Ash
Creek Apartments) (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.76	3/7/07	7,495,000 a,b	7,495,000
Texas Public Finance Authority,
Revenue, CP (Liquidity
Facility; Texas Public School)	3.57	3/12/07	5,000,000	5,000,000

Vermont--1.2%
University of Vermont and State
Agricultural College, CP	3.65	3/15/07	2,095,000	2,095,000
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; JPMorgan Chase
Bank)	3.70	4/17/07	7,000,000	7,000,000

Virginia--2.8%
Ashland Industrial Development
Authority, IDR (Tru-Wood
Cabinets Project) (LOC;
Regions Bank)	3.75	3/7/07	3,655,000 a	3,655,000
Charles City County Economic
Development Authority, SWDR
(Waste Management Inc.
Project) (LOC; JPMorgan Chase
Bank)	3.72	3/7/07	4,500,000 a	4,500,000
Lynchburg Redevelopment and
Housing Authority, Housing
Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; Manufacturers
and Traders Trust Company)	3.75	3/7/07	13,520,000 a	13,520,000

Washington--3.6%
Chelan County Public Utility
District Number 001,
Consolidated Revenue (Merlots
Program) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)	3.61	3/7/07	6,980,000 a,b	6,980,000
Port of Seattle,
Revenue (Merlots Program)

(Insured; FGIC and Liquidity
Facility; Wachovia Bank)	3.61	3/7/07	5,420,000 a,b	5,420,000
Washington Economic Development
Finance Authority, SWDR (Cedar
Grove Composing Project) (LOC;
Wells Fargo Bank)	3.62	3/7/07	5,490,000 a	5,490,000
Washington Housing Finance
Commission, MFHR (Cambridge
Apartments Project) (LOC; U.S.
Bank NA)	3.75	3/7/07	10,120,000 a	10,120,000

West Virginia--.4%
Pendleton County,
IDR (Greer Steel Company
Project) (LOC; PNC Bank)	3.73	3/7/07	400,000 a	400,000
Ritchie County,
IDR (Simonton Building
Products Inc.) (LOC; PNC Bank)	3.77	3/7/07	2,800,000 a	2,800,000

Wisconsin--.6%
Park Falls,
IDR (Weather Shield Project)
(LOC; Bank One)	3.75	3/7/07	4,925,000 a	4,925,000

Wyoming--3.0%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citibank NA)	3.80	11/30/07	24,000,000	24,000,000

Total Investments (cost $815,848,437)			103.6%	815,848,437
Liabilities, Less Cash and Receivables			(3.6%)	(28,408,623)
Net Assets			100.0%	787,439,814

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $207,844,658 or 26.4% of net assets.
c	Purchased on a delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company

CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

Date: April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: April 25, 2007

Date: April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)